Fair value of assets and liabilities - Summary of valuation adjustment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Total Valuation Adjustments	€ (482)	€ (634)
Bid/Offer [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Total Valuation Adjustments	(143)	(121)
Model Risk [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Total Valuation Adjustments	(11)	(25)
CVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Total Valuation Adjustments	(159)	(238)
DVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Total Valuation Adjustments	(66)	(124)
CollVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Total Valuation Adjustments	(8)	(16)
FVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Total Valuation Adjustments	€ (95)	€ (111)